Cash and cash equivalents (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents [Abstract]
Restricted cash and cash equivalents	$ 96,758	$ 114,206
Average rate of return on cash and cash equilents	4.20%	3.50%